Property and Equipment - Summary of Changes in Property and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	₩ 13,785,299	₩ 13,068,257
Changes in accounting policy		(210,028)
Acquisition and capital expenditure	3,151,849	3,693,428
Disposal and termination	(78,936)	(87,493)
Depreciation	(2,570,775)	(2,502,576)
Impairment	(79,775)	(43,260)
Transfer in (out)	(44,860)	(61,109)
Transfer to investment properties	(2,056)	(41,335)
Transfer assets held-for-sale		(90,451)
Changes in scope of consolidation	818
Others	44,555	59,866
Ending, net	14,206,119	13,785,299
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	45,655,456	44,289,629
Ending, net	47,586,332	45,655,456
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(31,870,157)	(31,221,372)
Ending, net	(33,380,213)	(31,870,157)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,262,181	1,281,187
Acquisition and capital expenditure	25,156	338
Disposal and termination	(1,756)	(1,352)
Transfer in (out)	53,238	126,066
Transfer to investment properties	6,792	(33,254)
Transfer assets held-for-sale		(89,330)
Changes in scope of consolidation	56
Others	(11,040)	(21,474)
Ending, net	1,334,627	1,262,181
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,262,313	1,281,319
Ending, net	1,334,759	1,262,313
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(132)	(132)
Ending, net	(132)	(132)
Buildings and structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	2,162,064	2,007,685
Changes in accounting policy		(149)
Acquisition and capital expenditure	7,249	4,523
Disposal and termination	(3,367)	(4,213)
Depreciation	(135,646)	(134,350)
Impairment	(36)	(32)
Transfer in (out)	283,937	270,980
Transfer to investment properties	(8,848)	(8,081)
Transfer assets held-for-sale		(1,121)
Changes in scope of consolidation	494
Others	2,175	26,822
Ending, net	2,308,022	2,162,064
Buildings and structures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	4,125,229	3,873,074
Ending, net	4,402,691	4,125,229
Buildings and structures [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(1,963,165)	(1,865,389)
Ending, net	(2,094,669)	(1,963,165)
Machinery and equipment1 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	9,093,251	8,475,016
Changes in accounting policy		(12,947)
Acquisition and capital expenditure	112,085	205,359
Disposal and termination	(69,401)	(76,457)
Depreciation	(2,343,965)	(2,278,286)
Impairment	(35,271)	(41,450)
Transfer in (out)	2,489,138	2,742,671
Changes in scope of consolidation	225
Others	68,921	79,345
Ending, net	9,314,983	9,093,251
Machinery and equipment1 [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	37,654,635	36,327,007
Ending, net	39,182,265	37,654,635
Machinery and equipment1 [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(28,561,384)	(27,851,991)
Ending, net	(29,867,282)	(28,561,384)
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	267,535	478,381
Changes in accounting policy		(196,932)
Acquisition and capital expenditure	47,669	64,072
Disposal and termination	(3,385)	(4,109)
Depreciation	(91,164)	(89,940)
Impairment	(44,468)	(1,751)
Transfer in (out)	28,024	16,218
Transfer to investment properties		0
Changes in scope of consolidation	43
Others	1,398	1,596
Ending, net	205,652	267,535
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,612,108	1,981,646
Ending, net	1,619,822	1,612,108
Others [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(1,344,573)	(1,503,265)
Ending, net	(1,414,170)	(1,344,573)
Construction-in-progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,000,268	825,988
Acquisition and capital expenditure	2,959,690	3,419,136
Disposal and termination	(1,027)	(1,362)
Impairment	0	(27)
Transfer in (out)	(2,899,197)	(3,217,044)
Others	(16,899)	(26,423)
Ending, net	1,042,835	1,000,268
Construction-in-progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	1,001,171	826,583
Ending, net	1,046,795	1,001,171
Construction-in-progress [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning, net	(903)	(595)
Ending, net	₩ (3,960)	₩ (903)